LOANS HELD FOR INVESTMENT, NET (Detail Textuals) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring			$ 498,000
Commercial real estate | Loan Receivable
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring			231,000
Construction loans	$ 7,700,000	$ 7,800,000	$ 13,000,000